Concentration of Risks	12 Months Ended
Dec. 31, 2019
Concentration of Risks
Concentration of Risks

3.Concentration of Risks

(a)Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company places its cash and cash equivalents and restricted cash with reputable financial institutions with high-credit ratings. There has been no recent history of default in relation to these financial institutions. The Company continues to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

(b)Concentration of suppliers and customers

The success of the Company’s business going forward will rely in part on the Company’s ability to continue to obtain and expand business from existing suppliers and customers while also attracting new suppliers and customers. No supplier accounted for 10% or more of the Company’s total costs for the years ended December 31, 2017, 2018 and 2019 . No customer accounted for 10% or more of the Company’s revenues for the years ended December 31, 2017, 2018 and 2019 .

(c)Current vulnerability due to certain other concentrations

The Company participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technology; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(d)Currency convertibility risk

The Company transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ‘‘PBOC’’). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(e)Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The (appreciation)/ depreciation of the RMB against US$ was approximately (5.8%),  5.0% and 1.6% in the years ended December 31, 2017, 2018 and 2019, respectively. The functional currency and the reporting currency of the Company and its Hong Kong subsidiary are the US$ and the RMB, respectively. Most of the Company’s PRC subsidiaries, the VIEs and subsidiary of the VIE’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents is denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position in U.S. dollars.